Property, Plant and Equipment (Details) - Schedule of reconciliation of the carrying value of property, plant and equipment - ZAR (R) R in Thousands		12 Months Ended
		Feb. 28, 2022		Feb. 28, 2021
Right-of-use assets [member]
Property, Plant and Equipment (Details) - Schedule of reconciliation of the carrying value of property, plant and equipment [Line Items]
Beginning balance		R 91,699		R 131,223
Additions		64,174		46,072
Transfer
Disposals		(694)		(1,521)
Depreciation		(45,410)		(49,971)
Reclassification from/(to) owned assets		(4,155)		(31,600)
Translation adjustments		(3,347)		(2,504)
Ending balance		102,267		91,699
Owned assets [Member]
Property, Plant and Equipment (Details) - Schedule of reconciliation of the carrying value of property, plant and equipment [Line Items]
Total		1,390,659		1,137,192
Owned assets [Member]
Property, Plant and Equipment (Details) - Schedule of reconciliation of the carrying value of property, plant and equipment [Line Items]
Beginning balance		1,045,493		723,283
Reclassification from inventory	[1]			151,616
Acquisition of subsidiary		114,472
Additions		552,634		478,036
Transfer
Disposals		(2,996)		(13,171)
Depreciation		(412,871)		(322,965)
Reclassification (to)/ from right-of-use assets		4,155		31,600
Reclassification	[2]
Translation adjustments		(12,495)		(2,906)
Ending balance		1,288,392		1,045,493
Property [Member] | Reconciliation of the carrying value of property, plant and equipment [Member]
Property, Plant and Equipment (Details) - Schedule of reconciliation of the carrying value of property, plant and equipment [Line Items]
Beginning balance		52,633		43,333
Additions		38,859		33,149
Transfer		(3,798)
Disposals		(146)		(1,521)
Depreciation		(26,948)		(22,373)
Reclassification from/(to) owned assets		5,816
Translation adjustments		(2,028)		45
Ending balance		64,388		52,633
Total		184,403		70,375
Property [Member] | Owned assets [Member] | Reconciliation of the carrying value of property, plant and equipment [Member]
Property, Plant and Equipment (Details) - Schedule of reconciliation of the carrying value of property, plant and equipment [Line Items]
Beginning balance		17,742		7,471
Reclassification from inventory	[1]
Acquisition of subsidiary		110,000
Additions		3,152		14,841
Transfer
Disposals		(108)
Depreciation		(4,992)		(3,984)
Reclassification (to)/ from right-of-use assets		(5,816)
Reclassification	[2]
Translation adjustments		37		(586)
Ending balance		120,015		17,742
Plant, equipment and vehicles [Member] | Reconciliation of the carrying value of property, plant and equipment [Member]
Property, Plant and Equipment (Details) - Schedule of reconciliation of the carrying value of property, plant and equipment [Line Items]
Beginning balance		33,993		59,838
Additions		25,183		12,923
Transfer		3,629
Disposals		(528)
Depreciation		(14,123)		(19,400)
Reclassification from/(to) owned assets		(14,620)		(17,304)
Translation adjustments		(1,026)		(2,064)
Ending balance		32,508		33,993
Total		63,952		54,144
Plant, equipment and vehicles [Member] | Owned assets [Member] | Reconciliation of the carrying value of property, plant and equipment [Member]
Property, Plant and Equipment (Details) - Schedule of reconciliation of the carrying value of property, plant and equipment [Line Items]
Beginning balance		20,151		6,931
Reclassification from inventory	[1]
Acquisition of subsidiary		45
Additions		5,940		2,437
Transfer
Disposals		(27)		(5,548)
Depreciation		(9,023)		(2,389)
Reclassification (to)/ from right-of-use assets		14,620		17,304
Reclassification	[2]
Translation adjustments		(262)		1,416
Ending balance		31,444		20,151
IT equipment [Member] | Reconciliation of the carrying value of property, plant and equipment [Member]
Property, Plant and Equipment (Details) - Schedule of reconciliation of the carrying value of property, plant and equipment [Line Items]
Beginning balance		5,073		28,052
Additions		132
Transfer		169
Disposals		(20)
Depreciation		(4,339)		(8,198)
Reclassification from/(to) owned assets		4,649		(14,296)
Translation adjustments		(293)		(485)
Ending balance		5,371		5,073
Total		54,738		30,343
IT equipment [Member] | Owned assets [Member] | Reconciliation of the carrying value of property, plant and equipment [Member]
Property, Plant and Equipment (Details) - Schedule of reconciliation of the carrying value of property, plant and equipment [Line Items]
Beginning balance		25,270
Reclassification from inventory	[1]
Acquisition of subsidiary		261
Additions		43,339		15,381
Transfer
Disposals		(470)		(364)
Depreciation		(14,798)		(4,043)
Reclassification (to)/ from right-of-use assets		(4,649)		14,296
Reclassification	[2]
Translation adjustments		414
Ending balance		49,367		25,270
Capitalized telematics devices – Work-in-Progress1 [Member] | Reconciliation of the carrying value of property, plant and equipment [Member]
Property, Plant and Equipment (Details) - Schedule of reconciliation of the carrying value of property, plant and equipment [Line Items]
Beginning balance	[1]
Additions	[1]
Transfer	[1]
Disposals	[1]
Depreciation	[1]
Reclassification from/(to) owned assets	[1]
Translation adjustments	[1]
Ending balance	[1]
Total	[1]	138,405		104,475
Capitalized telematics devices – Work-in-Progress1 [Member] | Owned assets [Member] | Reconciliation of the carrying value of property, plant and equipment [Member]
Property, Plant and Equipment (Details) - Schedule of reconciliation of the carrying value of property, plant and equipment [Line Items]
Beginning balance	[1]	104,475
Reclassification from inventory	[1]			91,483
Acquisition of subsidiary	[1]
Additions	[1]	212,940		242,116
Transfer	[1]	(179,010)		(229,124)
Disposals	[1]
Depreciation	[1]
Reclassification (to)/ from right-of-use assets	[1]
Reclassification	[1],[2]
Translation adjustments	[1]
Ending balance	[1]	138,405		104,475
Capitalized telematics devices – Uninstalled1 [Member] | Reconciliation of the carrying value of property, plant and equipment [Member]
Property, Plant and Equipment (Details) - Schedule of reconciliation of the carrying value of property, plant and equipment [Line Items]
Beginning balance	[1]
Additions	[1]
Transfer	[1]
Disposals	[1]
Depreciation	[1]
Reclassification from/(to) owned assets	[1]
Translation adjustments	[1]
Ending balance	[1]
Total	[1]	173,871		116,422
Capitalized telematics devices – Uninstalled1 [Member] | Owned assets [Member] | Reconciliation of the carrying value of property, plant and equipment [Member]
Property, Plant and Equipment (Details) - Schedule of reconciliation of the carrying value of property, plant and equipment [Line Items]
Beginning balance	[1]	116,422
Reclassification from inventory	[1]			60,133
Acquisition of subsidiary	[1]
Additions	[1]	56,857	[3]	18,382
Transfer	[1]	(47,825)		38,394
Disposals	[1]
Depreciation	[1]
Reclassification (to)/ from right-of-use assets	[1]
Reclassification	[1],[2]	50,355
Translation adjustments	[1]	(1,938)		(487)
Ending balance	[1]	173,871		116,422
Capitalized telematics devices - Installed [Member] | Reconciliation of the carrying value of property, plant and equipment [Member]
Property, Plant and Equipment (Details) - Schedule of reconciliation of the carrying value of property, plant and equipment [Line Items]
Beginning balance
Additions
Transfer
Disposals
Depreciation
Reclassification from/(to) owned assets
Translation adjustments
Ending balance
Total		771,124		761,433
Capitalized telematics devices - Installed [Member] | Owned assets [Member] | Reconciliation of the carrying value of property, plant and equipment [Member]
Property, Plant and Equipment (Details) - Schedule of reconciliation of the carrying value of property, plant and equipment [Line Items]
Beginning balance		761,433		708,881
Reclassification from inventory	[1]
Acquisition of subsidiary
Additions		230,406		184,879
Transfer		226,835		190,730
Disposals		(2,391)		(7,259)
Depreciation		(384,058)		(312,549)
Reclassification (to)/ from right-of-use assets
Reclassification	[2]	(50,355)
Translation adjustments		(10,746)		(3,249)
Ending balance		771,124		761,433
Construction in progress [member] | Reconciliation of the carrying value of property, plant and equipment [Member]
Property, Plant and Equipment (Details) - Schedule of reconciliation of the carrying value of property, plant and equipment [Line Items]
Beginning balance
Additions
Transfer
Disposals
Depreciation
Reclassification from/(to) owned assets
Translation adjustments
Ending balance
Total		4,166
Construction in progress [member] | Owned assets [Member] | Reconciliation of the carrying value of property, plant and equipment [Member]
Property, Plant and Equipment (Details) - Schedule of reconciliation of the carrying value of property, plant and equipment [Line Items]
Beginning balance
Reclassification from inventory	[1]
Acquisition of subsidiary		4,166
Additions
Transfer
Disposals
Depreciation
Reclassification (to)/ from right-of-use assets
Reclassification	[2]
Translation adjustments
Ending balance		R 4,166

[1]	The Group has capitalized telematics devices designated for installation in customer vehicles which were historically accounted for as inventory. During the financial year ended February 28, 2021, the Group revised the classification of the telematic devices to property, plant and equipment (in the categories Capitalized telematic devices – uninstalled and Capitalized telematic devices – work-in-progress), since they represent tangible items that are held for use in the supply of services, and are expected to be used for more than one period. The reclassification was corrected prospectively as the impact to comparative amounts is not material.
[2]	During the financial year ended February 28, 2022, the Group has reclassified Capitalized telematics devices - Installed to Capitalized telematics devices - Uninstalled of ZAR 50.4 million to better reflect the underlying nature of these assets. The reclassification was corrected prospectively as the impact to the prior period is not material.
[3]	Amount is net of the provision for unconverted motor dealership units amounting to ZAR 13.3 million.